Unsecured Convertible Loan Notes and Derivative Financial Instruments - Summary of Convertible Notes Presented in the Balance Sheet (Parenthetical) (Details)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Percentage of interest expense by applying the effect interest rate to the liability component	6.56%